SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net change in non-cash working capital items included in mineral properties, plant and equipment:
BCMETC receivable	$ (6,441)
Accounts payable and accrued liabilities	1,261	$ (9,168)
Increase (decrease) in non-cash working capital items	(5,180)	(9,168)
Opening liabilities from financing activities	624,365	744,577
Proceeds from loan facility, net of transaction costs	67	472,384
Cash payments	180,416	661,974
Other non-cash movements	19,904	69,378
Ending liabilities from financing activities	$ 463,920	$ 624,365